Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	73 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000206642
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	9.56%	10.10%
C000206641
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	8.99%		10.30%
C000206644
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%	10.67%		9.11%
C000206643
Average Annual Return [Line Items]
Average Annual Return, Percent	35.44% [1]	8.01%	8.41%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		15.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		15.28%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	9.25%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	8.87%
Victory U.S. Small Cap Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Small Cap Volatility Weighted BRI Index
Average Annual Return, Percent	7.87%	10.22%	10.76%
Victory US Large/Mid Cap Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large/Mid Cap Volatility Weighted BRI Index
Average Annual Return, Percent	7.67%	9.59%		10.89%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%		10.26%
Victory U.S. Large Cap High Dividend Volatility Weighted BRI Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap High Dividend Volatility Weighted BRI Index
Average Annual Return, Percent	8.80%	11.29%		9.69%
Victory International 500 Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory International Volatility Weighted BRI Index
Average Annual Return, Percent	36.21%	8.66%	9.12%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.